Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Summary of Significant Accounting Policies (Textual)
Accumulated losses	$ (104,853,710)		$ (94,344,307)	$ (85,383,455)
Cash deposits amount			2,238,943
Operating cash flows	$ (4,818,845)	$ (2,110,662)	$ (6,002,078)	$ (6,466,335)
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Fixed assets, estimated useful life	7 years		7 years
Computer and software [Member]
Summary of Significant Accounting Policies (Textual)
Fixed assets, estimated useful life	3 years		3 years